Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
Schedule of Components of Property and Equipment and Total Accumulated Depreciation
Components of property and equipment and total accumulated depreciation at December 31, 2014 and 2013 are as follows:

	2014	2013

Land and improvements	$1,625,879	$1,625,879
Buildings and improvements	3,891,557	3,845,457
Furniture and equipment	2,820,417	2,703,601
	8,337,853	8,174,937
Less accumulated depreciation	(3,969,264)	(3,734,722)
	$4,368,589	$4,440,215

Schedule of Operating Leases
Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2014, and leases expected to renew, pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2015	$35,685
2016	29,900
2017	29,900
2018	29,900
2019	29,900
$155,285